Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Taxes Payable	Taxes payable consisted of the following:
	As of December 31,
	2025	2024
	In thousands of USD
Income tax payable	$155	$473
VAT payable	164	52
Other tax payable	461	445
Total	$780	$970

Schedule of Income Tax Provision	The components of the income tax provision are as follows:
	For the years ended December 31,
	2025	2024	2023
Income tax expense	$-	$1,948	$3,250
Total	$-	$1,948	$3,250

Schedule of Company’s Effective Tax Rate

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended December 31, 2025, 2024 and 2023:

	For the years ended December 31,
	2025	2024	2023
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of different tax jurisdiction	(0.8)%	(29.7)%	1.0%
Non-deductible expenses (1)	(1.3)%	(5.4%	0.6%
Change in valuation allowance	(22.9)%	(36.6)%	1.4%
Effective income tax rate	-%	(46.7)%	28.0%

(1)	Non-deductible expenses represented meal and entertainment fees not-deductible in PRC tax returns.

Schedule of Deferred Tax Assets	Deferred tax assets
	As of December 31,
	2025	2024
	In thousands of USD
Deferred tax assets:
Net accumulated loss-carry forward	$6,419	$2,001
Less: valuation allowance	(6,419)	(2,001)
Net deferred tax assets	$-	$-

Schedule of Movement of Valuation Allowance

Movement of valuation allowance is as follows:

	As of December 31,
	2025	2024
	In thousands of USD
Beginning balance	$2,001	$972
Write-off	(553)	(500)
Change of valuation allowance	4,971	1,529
Ending balance	$6,419	$2,001